Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2025
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Detailed Information for the Defined Benefit Plans
The following tables provide detailed information for the defined benefit plans.

The amounts of the retirement benefit liabilities and the retirement benefit assets recognized in the consolidated statements of financial position at March 31, 2025 and 2024 were determined as follows:

	At March 31,
	2025	2024
	(In millions)
Present value of unfunded obligations	¥(25,972)	¥(32,007)
Present value of funded obligations	(857,083)	(954,803)
Fair value of plan assets	1,804,994	1,820,599

Net retirement benefit assets (liabilities) before the asset ceiling	¥921,939	¥833,789

Effect of the asset ceiling	443,867	330,739

Net retirement benefit assets (liabilities)	¥478,072	¥503,050

Of which retirement benefit liabilities included in “Other liabilities”	¥(34,996)	¥(39,429)
Of which retirement benefit assets included in “Other assets”	¥513,068	¥542,479

Movements in Defined Benefit Obligation
The movements in the defined benefit obligations for the fiscal years ended March 31, 2025 and 2024 were as follows:

	For the fiscal year ended March 31,
	2025	2024
	(In millions)
At beginning of period	¥986,810	¥1,028,439
Current service cost	25,597	26,431
Interest cost	15,154	12,670
Actuarial losses (gains)—demographic assumptions	(4,170)	8,411
Actuarial losses (gains)—financial assumptions	(80,455)	(38,198)
Actuarial losses (gains)—experience	447	1,979
Benefits paid	(43,583)	(43,800)
Lump-sum payments	(16,094)	(17,048)
Past service cost	—	(20)
Others	(651)	7,946

At end of period	¥883,055	¥986,810

Movements in Fair Value of the Plan Assets
The movements in the fair value of plan assets for the fiscal years ended March 31, 2025 and 2024 were as follows:

	For the fiscal year ended March 31,
	2025	2024

	(In millions)
At beginning of period	¥1,820,599	¥1,663,637
Interest income	27,406	20,160
Return on plan assets excluding interest income	(13,129)	233,465
Contributions by employer	13,979	12,739
Benefits paid	(43,583)	(43,800)
Others	(278)	(65,602)

At end of period	¥1,804,994	¥1,820,599

Effect of the Asset Ceiling
The movements in the effect of the asset ceiling for the fiscal years ended March 31, 2025 and 2024 were as follows:

	For the fiscal year ended March 31,
	2025	2024

	(In millions)
At beginning of period	¥330,739	¥110,075
Interest cost	4,896	1,277
Change in the asset ceiling	108,232	219,387

At end of period	¥443,867	¥330,739

Amounts Recognized in Consolidated Income Statement
The amounts recognized in “General and administrative expenses” in the consolidated income statements for the fiscal years ended March 31, 2025, 2024 and 2023 were as follows:

	For the fiscal year ended March 31,
	2025	2024	2023

	(In millions)
Current service cost	¥25,597	¥26,431	¥30,761
Net interest cost	(7,356)	(6,213)	(3,845)
Past service cost	—	(20)	(4,077)

Total	¥18,241	¥20,198	¥22,839

Plan Assets
The plan assets at March 31, 2025 and 2024 were composed as follows:

	At March 31,
	2025			2024
	Quoted in active markets	Other	Total	Quoted in active markets	Other	Total

	(In millions)
Plan assets retained in the pension funds:
Equity instruments	¥160,285	¥118,407	¥278,692	¥185,613	¥168,885	¥354,498
Debt instruments	8,955	204,352	213,307	8,306	219,060	227,366
General account of life insurance companies	160	22,195	22,355	148	41,768	41,916
Other investments and short-term assets	48,128	657,649	705,777	16,756	577,056	593,812
Plan assets retained in the retirement benefit trusts:
Equity instruments	546,424	3,162	549,586	579,890	3,065	582,955
Other short-term assets	24,827	10,450	35,277	10,595	9,457	20,052

Total	¥788,779	¥1,016,215	¥1,804,994	¥801,308	¥1,019,291	¥1,820,599

Principal Actuarial Assumptions	The principal actuarial assumptions used at March 31, 2025, 2024 and 2023 were as follows:

	At March 31,
	2025	2024	2023
Discount rates	2.2%	1.5%	1.2%

Sensitivity Analyses of Effect of Changes in Key Assumptions on Defined Benefit Obligations
The sensitivity analyses of the effect of changes in key assumptions on the defined benefit obligations at March 31, 2025 and 2024 were as follows:

	At March 31,
	2025	2024
	Increase/(decrease)	Increase/(decrease)

	(In millions)
Discount rates:
Increase by 50 bps	¥(40,637)	¥(50,300)
Decrease by 50 bps	45,208	56,389
Average life expectancy at age 60:
Increase of one year	¥23,391	¥28,296

Weighted Average Durations of Defined Benefit Plans
The weighted average durations of defined benefit plans for the fiscal years ended March 31, 2025, 2024 and 2023 were as follows:

	At March 31,
	2025	2024	2023

	(Years)
Lump-sum severance indemnity plans	11.2	12.0	11.3
Defined benefit pension plans	15.4	16.4	15.6